SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

13.	SHARE-BASED COMPENSATION

The Company measures share-based compensation cost on the grant date at the fair value of the award and recognizes this cost as an expense over the grant recipients’ requisite service period.

The following table presents the Company’s share-based compensation expense by type of award:

	2009	2010	2011
	$	$	$

Share options	1,041,868	1,882,511	2,167,209
Restricted shares	3,236,634	4,072,536	5,791,225
Total share-based compensation expense	4,278,502	5,955,047	7,958,434

Restricted shares

In July 2006, the Company adopted the Share Incentive Plan (the “Share Incentive Plan”) upon which the Compensation Committee (the “Committee”) of the Board of Directors can authorize to make awards of Restricted Shares to any participant selected by the Committee in such amounts under terms and conditions as determined by the Committee. Restricted Shares shall be subject to restrictions on transferability and other restrictions as the Committee may impose (including, without limitation, limitations on the right to vote Restricted Shares or the right to receive dividends on the Restricted Share). These restrictions may lapse separately or in combination at such times, pursuant to such circumstances, in such installments, or otherwise, as the Committee determines at the time of the grant of the Award or thereafter.

The following is a summary of activities under the Plan:

	Number of shares	Weighted average grant date fair value

Non-vested at January 1, 2011	47,581,632	$0.35
Granted	21,344,247	$0.51
Vested	(17,320,908)	$0.32
Forfeited	(4,421,379)	$0.41
Nonvested at December 31, 2011	47,183,592	$0.42

The fair value of the restricted shares was based on the market price on the date of grant.

As of December 31, 2011 there was $17,190,736 of total unrecognized compensation cost related to nonvested share-based compensation arrangements, which is expected to be recognized over a weighted-average period of 3.51 years. The total fair value of shares vested during the years ended December 31, 2009, 2010, and 2011 was $8,960,326, $13,032,862 and $18,824,087, respectively.

Share Options

In May 2008, the Company revised the Share Incentive Plan and introduced stock options as a compensation instrument to its employees. Under the terms of the revised Share Incentive Plan, share options are granted to employees at exercise prices equal to the Company’s share price on the grant date. The Company’s stock options expire five years from their grant date and generally vest one third per annum on the anniversary of the grant date.

During 2009, 2010 and 2011, the Company granted 15,419,650, 21,630,267 and 26,428,314 share options, respectively, to its board of directors and employees. Those share options will vest one third per annum on the anniversary of the grant date.

Share Options — continued

A summary of the option activity is as follows:

		Weighted	Weighted Average
		Average	Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Options	Price	Term	Value

Options outstanding at January 1, 2011	35,271,723	$0.35
Granted	26,428,314	$0.55
Exercised	(865,100)	$0.22
Cancelled or Forfeited	(2,995,478)	$0.39
Options outstanding at December 31, 2011	57,839,459	$0.44	3.44	—
Options vested or expected to vest at December 31, 2011	40,625,515	$0.43	3.41	—
Options exercisable at December 31, 2011	16,809,614	$0.32	2.10	—

Total intrinsic value of options exercised for the years ended December 31, 2009, 2010 and 2011 were $409,039, $1,020,370 and $nil, respectively. The weighted-average grant date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $0.11, $0.17 and $0.25, respectively, computed using the Black-Scholes-Merton closed-form option valuation model using the following weighted average assumptions:

	2009	2010	2011
Risk free rate of return	1.30%	1.26%	0.96%
Expected life	3.50	3.50	3.50
Volatility ratio	88.9%	81.80%	74.04%
Dividend yield	—	—	—

The Company estimated the expected life, which represents its best estimate of the period of time from the grant date that it expects the stock options to remain outstanding, using the simplified method. Under this method, the Company estimates the expected life of its stock options as the mid-point between their time to vest and their contractual term. The Company applied the simplified method because it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected life due to the limited period of time that has elapsed since its first option grant.

The Company estimated the expected volatility upon historical volatility of its own stock price. The Company used U.S. Treasury rates in effect at the time of the grants for the risk-free rates.

As of December 31, 2011, the Company had $4,984,911 of unrecognized share-based compensation cost related to unvested share options, which it expects to recognize over a weighted-average period of 2.09 years.